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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [  ]; Amendment Number: ____________________
   This Amendment (Check only one.):  [  ]  is a restatement
                                      [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             Cincinnati Indemnity Company
Address:          6200 South Gilmore Road
                  Fairfield, Ohio 45014

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Kenneth S. Miller
Title:   Sr. Vice President
Phone:   (513) 870-2633

Signature, Place and Date of Signing:

  /s/Kenneth S. Miller           Fairfield, Ohio           February 15, 2004
  --------------------           ---------------           -----------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:  N/A


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers                    1
                                                  -------

Form 13F Information Table Entry Total:              7
                                                  -------

Form 13F Information Table Value Total             14,389
                                                  -------

List of Other Included Managers:

01 Cincinnati Financial Corporation 13F File No.___________


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
                                       COLUMN 2     COLUMN 3    COLUMN 4   COLUMN 5     SH/PRN   PUT/CALL
                                    TITLE OF CLASS    CUSIP    FMV (000)    SHARES
EXXON MOBIL CORPORATION                 Common      30231G102    4,182      102,000        SH
FIRST MERIT CORPORATION                 Common      337915102      813       30,000        SH
GENERAL ELECTRIC CO.                    Common      369604103    1,549       50,000        SH
GENUINE PARTS CO                        Common      372460105      498       15,000        SH
JOHNSON & JOHNSON                       Common      478160104    1,292       25,000        SH
PROCTER & GAMBLE CORPORATION            Common      742718109    4,994       50,000        SH
WYETH                                   Common      983024100    1,061       25,000        SH
                                                                14,389      297,000

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
                                              Colunm 6     Colunm 7    Colunm 8    Shared           None
       ISSUER                              INVESTMENT DIS  OTH MGRS      SOLE
EXXON MOBIL CORPORATION                        SHARED         01                   102,000           -
FIRST MERIT CORPORATION                        SHARED         01                   30,000            -
GENERAL ELECTRIC CO.                           SHARED         01                   50,000            -
GENUINE PARTS CO                               SHARED         01                   15,000            -
JOHNSON & JOHNSON                              SHARED         01                   25,000            -

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